FINANCE LEASE PAYABLES - Sale and leaseback transactions with related parties (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FINANCE LEASE PAYABLES
Losses on sale and leaseback transactions	¥ 102	¥ 234
Minimum
FINANCE LEASE PAYABLES
Sale and leaseback lease terms	P1Y
Internal Rate of Return (IRR)	4.35%	4.76%
Maximum
FINANCE LEASE PAYABLES
Sale and leaseback lease terms	P6Y
Internal Rate of Return (IRR)	6.20%	6.28%